T. ROWE PRICE Retirement 2010 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.3%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  392,884 11,620 16,801 83,061,545 388,728
New Income Fund  389,350 15,040 17,164 47,947,816 379,267
International Bond Fund (USD
Hedged)  140,259 1,845 6,504 16,837,979 136,724
Emerging Markets Bond Fund  103,969 1,702 5,566 12,024,274 103,409
Dynamic Global Bond Fund  99,803 5,287 4,911 12,331,479 96,432
U.S. Treasury Long-Term Index
Fund  97,878 7,248 6,052 12,408,023 95,170
High Yield Fund  92,284 2,457 4,235 16,216,480 92,758
Floating Rate Fund  43,144 930 6,142 4,242,285 39,114
Total Bond Mutual Funds (Cost $1,498,351) 1,331,602
EQUITY MUTUAL FUNDS 46.1%
T. Rowe Price Funds:
Value Fund  197,388 9 24,853 4,653,757 189,408
Growth Stock Fund (2) 213,343 9 52,457 2,180,117 185,572
Equity Index 500 Fund  123,978 492 5,457 926,676 110,117
Overseas Stock Fund  102,902 5 8,241 7,670,603 93,045
U.S. Large-Cap Core Fund  67,455 12,409 2,949 2,477,016 83,203
International Value Equity Fund  86,729 4 8,927 5,119,169 80,115
International Stock Fund  88,530 4 8,725 4,261,199 77,767
Real Assets Fund  55,958 14,753 2,713 5,212,838 71,781
Hedged Equity Fund  – 65,905 20 6,504,628 66,282
Mid-Cap Growth Fund  46,236 2 746 472,998 48,047
Mid-Cap Value Fund  44,053 2 3,669 1,413,860 44,508
Emerging Markets Discovery
Stock Fund  37,794 2 4,585 2,754,789 36,060
Small-Cap Stock Fund  30,710 2 1,482 550,011 30,993
Emerging Markets Stock Fund  31,247 2 1,848 835,545 29,002
Small-Cap Value Fund  26,326 1 1,297 534,276 27,013
U.S. Equity Research Fund  45,484 2 23,873 560,465 24,677
New Horizons Fund (2) 20,491 1 875 380,822 21,029
Total Equity Mutual Funds (Cost $875,741) 1,218,619
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  312 26,001 26,036 2,705 271
Total Other Mutual Funds (Cost $269) 271

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 87,308 63,911 56,408 94,811,023 94,811
Total Short-Term Investments (Cost $94,811) 94,811
Total Investments in Securities 100.0%
(Cost $2,469,172) $ 2,645,303
Other Assets Less Liabilities (0.0)% (1,249)
Net Assets 100.0% $ 2,644,054
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (778) $ (3,747) $ 1,282
Emerging Markets Bond Fund  (1,349) 3,304 1,696
Emerging Markets Discovery Stock Fund  (749) 2,849 —
Emerging Markets Stock Fund  860 (399) —
Equity Index 500 Fund  18,025 (8,896) 485
Floating Rate Fund  (304) 1,182 928
Growth Stock Fund  (6,342) 24,677 —
Hedged Equity Fund  (1) 397 —
High Yield Fund  (458) 2,252 1,702
International Bond Fund (USD Hedged)  (1,126) 1,124 1,278
International Stock Fund  4,947 (2,042) —
International Value Equity Fund  3,382 2,309 —
Limited Duration Inflation Focused Bond Fund  (1,043) 1,025 —
Mid-Cap Growth Fund  1,075 2,555 —
Mid-Cap Value Fund  476 4,122 —
New Horizons Fund  442 1,412 —
New Income Fund  (1,695) (7,959) 4,240
Overseas Stock Fund  5,191 (1,621) —
Real Assets Fund  (142) 3,783 —
Small-Cap Stock Fund  772 1,763 —
Small-Cap Value Fund  471 1,983 —
Transition Fund  (236) (6) 26
U.S. Equity Research Fund  508 3,064 —
U.S. Large-Cap Core Fund  (122) 6,288 —
U.S. Treasury Long-Term Index Fund  (1,991) (3,904) 893
Value Fund  (3,143) 16,864 —
U.S. Treasury Money Fund, 5.40% — — 1,366
Totals $ 16,670# $ 52,379 $ 13,896+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $13,896 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement I 2010 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2010 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement 2010 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F140-054Q1 08/23